COMMITMENTS (Details 3) (CNY) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Anqing and Pingdingshan schools | Construction in progress
Long-term purchase commitment
Capital commitments	1,075
School expansion
Long-term purchase commitment
Capital commitments	65,827
School expansion | Jingzhou school
Long-term purchase commitment
Capital commitments	64,752
School expansion | Jingzhou school | Construction in progress
Long-term purchase commitment
Capital commitments	5,572